EQUITY INFORMATION	3 Months Ended
Sep. 30, 2023
EQUITY INFORMATION
EQUITY INFORMATION

9.   EQUITY INFORMATION

Capital issued

As of September 30, 2023, we had (i) 100,000,000 ordinary shares ($0.0001 par value) authorized, (ii) 62,849,997 ordinary shares issued and outstanding, (iii) 1,000,000 preferred shares ($0.0001 par value) authorized, (iv) no preferred shares issued and outstanding, (v) 3,951,917 ordinary shares reserved for our equity compensation plans. Of the total issued shares, we have repurchased 2,231,761 shares of our own.

Holders of the ordinary shares are entitled to one vote for each ordinary share.